Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense [Member]
Leases [Line items]
Lease expense	$ 36,205	$ 21,802
Research and Development Expense [Member]
Leases [Line items]
Lease expense	$ 55,001
Operating Leases One [Member]
Leases [Line items]
Operating lease expiration term	24 months
Expiration date of operating leases	Sep. 30, 2025
Operating Leases Two [Member]
Leases [Line items]
Operating lease expiration term	72 months
Expiration date of operating leases	Dec. 31, 2029